Stock Options (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the year ended December 31, 2025, 2024, and 2023 is presented below:

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2022	460,000	$6.35
Exercised	(88,000)	8.25
Expired	(48,000)	3.95
Outstanding, December 31, 2023	324,000	$6.20
Granted	2,330,000	0.80
Expired	(138,000)	4.50
Forfeited	(113,200)	6.60
Outstanding and Exercisable, December 31, 2024	2,402,800	$1.05
Expired	(62,800)	8.61
Cancelled	(40,000)	1.00
Outstanding and Exercisable, December 31, 2025	2,300,000	$0.85

Schedule of Stock Options Outstanding and Exercisable

At December 31, 2025 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
10,000	9.50 CAD	June 6, 2026	10,000
40,000	1.50 CAD	January 2, 2027	40,000
50,000	1.00 CAD	February 15, 2027	50,000
100,000	1.25 CAD	February 28, 2027	100,000
490,000	1.00 CAD	March 8, 2027	490,000
1,610,000	0.70 CAD	August 12, 2029	1,610,000
2,300,000			2,300,000

Schedule of Fair Value of Black-Scholes Option Pricing Modeling

The fair values for stock options granted during the year ended December 31, 2025, 2024, and 2023 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2025	2024	2023
Risk-free interest rate	N/A	2.92 – 3.84%	N/A
Expected life (years)	N/A	3 – 5	N/A
Expected volatility	N/A	111 – 129%	N/A
Dividend yield	N/A	0%	N/A
Forfeiture rate	N/A	0%	N/A